Exploration and evaluation assets and mining data (Tables)	6 Months Ended
Jun. 30, 2025
Exploration and Evaluation Assets and Mining Data [Abstract]
Schedule of Property and Equipment and Right-of-Use Assets
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment.

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2024	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239
Reclassification	258,281	-	(258,281)	-	-	-	-
Additions	957,367	-	198,953	8,907	1,165,227	-	1,165,227
Disposals	(12,792)	(1,979)	-	(5,195)	(19,966)	-	(19,966)
Lease reassessments	-	-	-	-	-	225,761	225,761
Foreign exchange impact	-	-	(40,630)	(433,522)	(474,152)	(31,198)	(505,350)
As at December 31, 2024	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)
Reclassification	(258,281)	-	258,281	-	-	-	-
Disposals	12,792	1,979	-	680	15,451	-	15,451
Charge	(54,541)	(37,055)	(488,010)	(919,547)	(1,499,153)	(650,139)	(2,149,292)
Foreign exchange impact	-	-	9,168	90,326	99,494	1,743	101,237
As at December 31, 2024	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)

Cost
As at January 1, 2025	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911
Additions	-	-	15,539	-	15,539	-	15,539
Lease reassessments	-	-	-	-	-	(161,537)	(161,537)
Foreign exchange impact	-	-	20,244	232,935	253,179	267,022	520,201
As at June 30, 2025	1,880,133	197,524	1,017,890	4,524,720	7,620,267	2,464,847	10,085,114

Accumulated depreciation
As at January 1, 2025	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)
Charge	(102,555)	(15,680)	(61,084)	(471,042)	(650,361)	(154,599)	(804,960)
Disposals	-	-	-	-	-	-	-
Lease reassessments	-	-	-	-	-	-	-
Foreign exchange impact	-	-	(4,653)	(48,620)	(53,273)	(283,564)	(336,837)
As at June 30, 2025	(461,434)	(162,007)	(402,827)	(1,741,657)	(2,767,925)	(1,557,846)	(4,325,771)

Net book value:
As at December 31, 2024	1,521,254	51,197	645,017	3,069,790	5,287,258	1,239,679	6,526,937
As at June 30, 2025	1,418,699	35,517	615,063	2,783,063	4,852,342	907,001	5,759,343

	Exploration and evaluation assets	Mining data	Total
	$	$	$
Cost
As at January 1, 2024	57,064,468	12,746,135	69,810,603
Additions	47,766,920	-	47,766,920
As at December 31, 2024	104,831,388	12,746,135	117,577,523

Cost
As at January 1, 2025	104,831,388	12,746,135	117,577,523
Additions	9,854,252	-	9,854,252
As at June 30, 2025	114,685,640	12,746,135	127,431,775